Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 14 – SEGMENT INFORMATION

General information

The segment and geographic information provided in the table below is being reported consistent with the Company’s method of internal reporting. Operating segments are defined as components of an enterprise for which separate financial information is available and which is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The CODM regularly reviews net revenue and gross profit by geographic regions. The Company’s products and services operate in two reportable segments; identity management and payment processing.

Information about revenue, profit/loss and assets

The CODM evaluates performance and allocates resources based on net revenue and operating results of the geographic region as the current operations of each geography are either primarily identity management or payment processing. Identity management revenue is generated in North America and Africa and payment processing revenue is earned in South America which are the three geographic regions of the Company. We have included the lease income in payment processing as the leases are related to unattended ticketing kiosks.

Long lived assets are in North America, South America and Africa. Most assets are intangible assets recorded from the acquisition of MultiPay (South America) in 2015 and FIN Holdings (North America and Africa) in 2016. Long-lived assets for North America, South America and Africa amounted to approximately $8.0 million, $0.1 million and $0.2 million   consisting of property and equipment – net, intangible assets – net and goodwill.

Analysis of revenue by segment and geographic region and reconciliation to consolidated revenue, gross profit, and net loss are provided below. The Company has included in the schedule below an allocation of corporate overhead based on management’s estimate of resource requirements.

	(Unaudited)
	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2021	2020	2021	2020
Net Revenues:
North America	$153,687	$135,698	$301,747	$269,252
South America	89,415	72,133	185,598	185,757
Africa	334,679	113,288	679,435	659,899
	577,781	321,119	1,166,780	1,114,908

Identity Management	488,366	248,986	981,182	929,151
Payment Processing	89,415	72,133	185,598	185,757
	577,781	321,119	1,166,780	1,114,908

Loss From Operations
North America	(2,017,716)	(669,183)	(3,288,119)	(1,076,575)
South America	(1,053,365)	(1,803,784)	(1,785,053)	(3,015,936)
Africa	(219,506)	(333,654)	(404,325)	(1,386,718)
	(3,290,587)	(2,806,621)	(5,477,497)	(5,479,229)

Identity Management	(2,237,222)	(1,002,837)	(3,692,444)	(2,463,293)
Payment Processing	(1,053,365)	(1,803,784)	(1,785,053)	(3,015,936)
	(3,290,587)	(2,806,621)	(5,477,497)	(5,479,229)

Interest Expense	(256,550)	(310,153)	(553,988)	(489,203)
Other income/(expense)	491,881	(342,082)	493,418	(1,317,971)

Loss before income taxes	(3,055,256)	(3,458,856)	(5,538,067)	(7,286,403)

Income tax expense	(2,354)	(3,592)	(9,542)	(12,466)

Net loss	$(3,057,610)	$(3,462,448)	$(5,547,609)	$(7,298,869)

NOTE 14 – SEGMENT INFORMATION

General information

The segment and geographic information provided in the table below is being reported consistent with the Company’s method of internal reporting. Operating segments are defined as components of an enterprise for which separate financial information is available and which is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The CODM regularly reviews net revenue and gross profit by geographic regions. The Company products and services operate in two reportable segments: identity management and payment processing.

Information about revenue, profit/loss and assets

The CODM evaluates performance and allocates resources based on net revenue and operating results of the geographic region as the current operations of each geography are either primarily identity management or payment processing. Identity management revenue is generated in North America and Africa and payment processing is earned in South America which are the three geographic regions of the Company. We have included the lease income in payment processing are the leases are related to unattended ticking kiosks.

Long lived assets are in North America, South America and Africa. Most assets are intangible assets recorded from the acquisition of MultiPay (South America) in 2015 and FIN Holdings (North America and Africa) in 2016. Assets for North America, South America and Africa amounted to approximately $9.1 million, $0.4 million and $1.4 million, respectively, of which $4.2 million, $0.0 million and $1.2 million related to goodwill as of December 31, 2020.

Analysis of revenue by segment and geographic region and reconciliation to consolidated revenue, gross profit, and net loss are provided below. The Company has included in the schedule below an allocation of corporate overhead based on management’s estimate of resource requirements.

	Year Ended December 31,
	2020	2019
Net Revenues:
North America	$612,271	$642,313
South America	349,374	455,475
Africa	1,178,999	1,454,257
	2,140,644	2,552,045

Identity Management	1,791,270	2,090,570
Payment Processing	349,374	455,475
	2,140,644	2,552,045

Loss from Operations
North America	(2,237,745)	(3,536,664)
South America	(4,962,973)	(5,186,550)
Africa	(1,809,047)	(1,362,535)
	(9,009,765)	(10,085,749)

Identity Management	(4,046,792)	(4,899,199)
Payment Processing	(4,962,973)	(5,186,550)
	(9,009,765)	(10,085,749)

Interest Expense	(969,396)	(375,598)
Other (expense)/income	(1,283,074)	23,920

Loss before income taxes	(11,262,235)	(10,437,427)

Income tax expense	(36,323)	(62,931)

Net loss	$(11,298,258)	$(10,500,358)